Reinsurance	12 Months Ended
Dec. 31, 2014
Reinsurance Disclosures [Abstract]
Reinsurance
Reinsurance
The Company enters into reinsurance and retrocession agreements in order to mitigate its accumulation of loss, reduce its liability on individual risks, enable it to underwrite policies with higher limits and increase its aggregate capacity. The cession of insurance and reinsurance does not legally discharge the Company from its primary liability for the full amount of the policies, and the Company is required to pay the loss and bear collection risk if the reinsurer fails to meet its obligations under the reinsurance or retrocession agreement. Amounts recoverable from reinsurers are estimated in a manner consistent with the underlying liabilities.

(a)	Effects of reinsurance on premiums written and earned
The effects of reinsurance on premiums written and earned for the years ended December 31, 2014, 2013 and 2012 are as follows:

	Year Ended December 31, 2014
	Validus Re		AlphaCat		Talbot		Western World		Eliminations		Total
	Written	Earned	Written	Earned	Written	Earned	Written	Earned	Written	Earned	Written	Earned
Direct	$—	$—	$—	$—	$617,793	$576,136	$65,235	$80,838	$—	$—	$683,028	$656,974
Assumed	1,136,910	1,127,894	135,181	135,884	483,977	508,634	—	—	(75,810)	(83,168)	1,680,258	1,689,244
Ceded	(182,056)	(210,610)	(4,348)	(3,534)	(192,211)	(204,996)	(6,428)	(7,842)	75,810	83,168	(309,233)	(343,814)
Total	$954,854	$917,284	$130,833	$132,350	$909,559	$879,774	$58,807	$72,996	$—	$—	$2,054,053	$2,002,404

	Year Ended December 31, 2013
	Validus Re		AlphaCat		Talbot		Eliminations		Total
	Written	Earned	Written	Earned	Written	Earned	Written	Earned	Written	Earned
Direct	$—	$—	$—	$—	$544,722	$519,045	$—	$—	$544,722	$519,045
Assumed	1,242,522	1,360,735	147,009	137,939	547,168	532,069	(80,315)	(78,833)	1,856,384	1,951,910
Ceded	(226,264)	(226,798)	(525)	(525)	(226,111)	(220,420)	80,315	78,833	(372,585)	(368,910)
Total	$1,016,258	$1,133,937	$146,484	$137,414	$865,779	$830,694	$—	$—	$2,028,521	$2,102,045

	Year Ended December 31, 2012
	Validus Re		AlphaCat		Talbot		Eliminations		Total
	Written	Earned	Written	Earned	Written	Earned	Written	Earned	Written	Earned
Direct	$1,551	$364	$—	$—	$548,940	$535,508	$—	$—	$550,491	$535,872
Assumed	1,130,408	1,174,681	21,603	17,666	529,696	529,544	(65,758)	(73,934)	1,615,949	1,647,957
Ceded	(144,578)	(151,774)	—	—	(228,686)	(232,773)	65,758	73,934	(307,506)	(310,613)
Total	$987,381	$1,023,271	$21,603	$17,666	$849,950	$832,279	$—	$—	$1,858,934	$1,873,216

(b)	Credit risk
The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from its exposure to individual reinsurers. The reinsurance program is generally placed with reinsurers whose rating, at the time of placement, was A- or better as rated by Standard & Poor's or the equivalent with other rating agencies. Exposure to a single reinsurer is also controlled with restrictions dependent on rating. At December 31, 2014, 98.0% (December 31, 2013: 96.7%) of reinsurance recoverables (which includes loss reserves recoverable and recoverables on paid losses and $231,129 of total IBNR recoverable (December 31, 2013: $196,840)) were fully collateralized or from reinsurers rated A- or better.
Reinsurance recoverables by reinsurer are as follows:

	December 31, 2014		December 31, 2013
	Reinsurance Recoverable	% of Total	Reinsurance Recoverable	% of Total
Top 10 reinsurers	$312,205	75.1%	$340,938	75.7%
Other reinsurers’ balances > $1 million	94,247	22.7%	100,784	22.4%
Other reinsurers’ balances < $1 million	9,092	2.2%	8,512	1.9%
Total	$415,544	100.0%	$450,234	100.0%

	December 31, 2014
Top 10 Reinsurers	Rating	Reinsurance Recoverable	% of Total
Swiss Re	AA-	$70,848	17.0%
Lloyd's Syndicates	A+	62,318	15.0%
Everest Re	A+	51,425	12.4%
Hannover Re	AA-	40,927	9.8%
Fully Collateralized	NR	23,315	5.6%
Munich Re	AA-	19,384	4.7%
Transatlantic Re	A+	12,418	3.0%
XL Re	A+	11,114	2.7%
Berkshire Hathaway Homestate	AA+	10,372	2.5%
Merrimack Mutual Fire Insurance	A+	10,084	2.4%
Total		$312,205	75.1%

	December 31, 2013
Top 10 Reinsurers	Rating	Reinsurance Recoverable	% of Total
Lloyd's Syndicates	A+	$73,398	16.3%
National Indemnity	AA+	51,037	11.3%
Everest Re	A+	48,113	10.7%
Hannover Re	AA-	41,483	9.2%
Fully Collateralized	NR	36,683	8.1%
Third Point Re	A-	30,428	6.8%
Swiss Re	AA-	20,022	4.5%
Transatlantic Re	A+	14,114	3.1%
XL Re	A+	13,300	3.0%
Munich Re	AA-	12,360	2.7%
Total		$340,938	75.7%
NR: Not rated
At December 31, 2014 and December 31, 2013, the provision for uncollectible reinsurance relating to reinsurance recoverables was $4,755 and $5,794, respectively. To estimate the provision for uncollectible reinsurance, the reinsurance recoverable is first allocated to applicable reinsurers. This determination is based on a process rather than an estimate, although an element of judgment is applied, especially in relation to ceded IBNR. The Company then uses default factors to determine the portion of a reinsurer’s balance deemed to be uncollectible. Default factors require considerable judgment and are determined in part using the current rating, or rating equivalent, of each reinsurer as well as other key considerations and assumptions.